Accounts Receivable, Net	12 Months Ended
Sep. 30, 2023
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of September 30,
	2023	2022
	US$	US$
Accounts receivable	$3,682,126	$2,106,445
Less: allowance for doubtful accounts	(395,796)	(4,780)
Accounts receivable, net	$3,286,330	$2,101,665

The movement of allowance of doubtful accounts is as follows:

	As of September 30,
	2023	2022
	US$	US$
Balance at beginning of the year	$4,780	$21,635
Addition	404,595	45,649
Write-off	—	(61,734)
Foreign exchange translation	(13,579)	(770)
Balance at end of the year	$395,796	$4,780